Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,685,013	$ 2,010
Accounts receivable, net of allowance	10,000	1,000
Prepaid expenses and other current assets	201,293	250
Total current assets	1,896,306	16,945
Property and equipment, net	802,557
Intangible assets, net	17,882,147	600,317
Other assets	1,427,729	8,850
TOTAL ASSETS	22,008,739	626,112
Current liabilities:
Accounts payable	1,282,974	580,680
Accrued expenses	1,637,048
Deferred revenue	2,290	50,000
Short-term debt	223,300
Total current liabilities	3,145,612	666,219
Long-term debt	668,674
Total liabilities	4,314,286	666,219
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock , value
Common stock	86,155	63,151
Additional paid-in capital	30,910,018	1,467,196
Accumulated deficit	(13,301,720)	(1,570,454)
Total stockholders’ equity (deficit)	17,694,453	(40,107)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	22,008,739	626,112
Related Party [Member]
Current assets:
Due from related parties		13,685
Current liabilities:
Due to related parties		35,539
Note payable - related party	500,000
DHC Acquisition Corp [Member]
Current assets:
Cash	40,167	212,608
Cash and cash equivalents
Prepaid expenses and other current assets	1,667	61,530
Total current assets	44,834	275,638
Trust Receivable	16,824
Cash and securities held in Trust Account	22,040,092	313,913,217
Other assets
TOTAL ASSETS	22,101,750	314,188,855
Current liabilities:
Accrued expenses	7,370,094	5,440,933
Advance from related parties	650,000
Total current liabilities	8,020,094	5,440,933
Warrant Liability	328,820	164,410
Deferred underwriting fee payable	433,231	10,830,775
Total liabilities	8,782,145	16,436,118
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 2,057,453 and 30,945,072 shares at a redemption value of $10.72 and $10.14 per share at December 31, 2023 and 2022, respectively	22,056,915	313,913,217
Stockholders’ equity (deficit):
Preferred stock , value
Additional paid-in capital	4,253,964
Accumulated deficit	(12,992,048)	(16,161,254)
Total stockholders’ equity (deficit)	(8,737,310)	(16,160,480)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	22,101,750	314,188,855
DHC Acquisition Corp [Member] | Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption; 2,057,453 and 30,945,072 shares at a redemption value of $10.72 and $10.14 per share at December 31, 2023 and 2022, respectively	22,056,916
Stockholders’ equity (deficit):
Common stock
DHC Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ equity (deficit):
Common stock	774	774
DHC Acquisition Corp [Member] | Sponsor [Member]
Current assets:
Due from related parties	$ 3,000	$ 1,500